Subsequent Events (Details) - USD ($)				12 Months Ended
		Dec. 31, 2024	Nov. 18, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Events [Line Items]
Expected amount received (in Dollars)				$ 300,000
Preference shares	[1]			100,000	100,000
Preference shares of a par value (in Dollars per share)	[1]			$ 0.001	$ 0.001
Description of consolidated financial statements adjustment				the authorized share capital of $500,000 will be divided into: (i) 499,100,000 Class A ordinary shares of par value of 0.001 each, (ii) 800,000 Class B ordinary shares of par value of $0.001 each, and (iii) 100,000 preference shares of a par value of $0.001 each. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)				$ 500,000
Shares authorized	[1]			499,100,000	499,100,000
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.001	$ 0.001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares authorized	[1]			800,000	800,000
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.001	$ 0.001
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.001
Reverse stock split		(1)-for-ten (10)
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)		$ 500,000
Shares authorized		4,991,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares authorized		8,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Preference shares		1,000,000
Preference shares of a par value (in Dollars per share)		$ 0.0001
Private Placement [Member]
Subsequent Events [Line Items]
Private placement of ordinary shares				2,800,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Private placement of ordinary shares			1,623,376
Private Placement [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.001

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.